Other Long-Term Assets - Summary of Assets, Liabilities, Partners' Equity and Equity (Income) Loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Current assets	$ 4,487	$ 3,020
Current liabilities	6,637	4,762
Partners’ equity	34,991	31,974	$ 31,653
Product sales	24,394	22,282	18,360	[1]
Net loss	(5,416)	(2,591)	$ (2,397)
North West Redwater Partnership
Disclosure of joint ventures [line items]
Current assets	124	105
Non-current assets	5,664	5,625
Current liabilities	192	176
Non-current liabilities	5,655	5,267
Partners’ equity	(59)	287
Product sales	868	0
Net loss	346	5
North West Redwater Partnership
Disclosure of joint ventures [line items]
Current assets	248	210
Non-current assets	11,328	11,250
Current liabilities	384	352
Non-current liabilities	11,310	10,534
Partners’ equity	(118)	574
Product sales	1,736	0
Net loss	$ 692	$ 10

[1]	In connection with adoption of IFRS 15 on January 1, 2018, the Company has reclassified certain comparative amounts in a manner consistent with the presentation adopted for the year ended December 31, 2018.